Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Warrants

NOTE 7    WARRANTS

As of September 30, 2014, there were 4,178,782, 2,231,727 and 7,200,000 fully vested warrants outstanding to purchase shares of common stock, shares of Series A preferred stock and shares of Series D preferred stock, respectively. During the nine months ended September 30, 2014, a total of 3,904,362 warrants to purchase shares of common stock and 7,200,000 warrants to purchase shares of Series D preferred stock were granted.

Of the total warrants to purchase common stock granted during the nine months ended September 30, 2014; 2,855,664 Class A and Class B warrants to purchase common stock were issued as part of the sale for cash of the Series D preferred stock units (see NOTE 6 PREFERRED STOCK) that have an exercise price between $0.20 and $4.92 and expire between April 2021 and July 2021.

The remaining 1,048,698 common warrants, Class A warrants and Class B warrants to purchase common stock granted during the nine months ended September 30, 2014 were granted in conjunction with the issuance of certain convertible notes payable, consulting services and as financing fees. The warrants have an exercise price between $0.20 and $4.92 and expire between February 2021 and July 2021. The Company recorded an expense associated with the fair value of stock-based payments and uses the Black-Scholes option valuation model to calculate the fair value of stock-based payments at the date of grant. Warrant pricing models require the input of highly subjective assumptions, including the expected price volatility. For warrants granted, the Company used a variety of comparable and peer companies to determine the expected volatility. The Company believes that the use of peer company data fairly represents the expected volatility it would experience if the Company were actively publicly traded in the life sciences industry over the contractual term of the warrants. Changes in these assumptions can materially affect the fair value estimate. The Company determined that the value of the 1,048,698 common stock warrants granted was nominal due to the fair value of the Company’s common stock as of the grant date being nominal as a result of the priority provisions of the preferred stock.

Our Class A and Class B warrants to purchase common stock have a conversion price adjustment provision that falls within the scope of ASC 815. They are accounted for as liabilities and are recorded at fair value at each reporting date. The warrants had nominal value on the date of issuance and the subsequent reporting period and no liability was recorded. The liability was revalued at September 30, 2014 and the change in the fair value of the warrant liability was included as a component of Other income (expense). The change in fair value of the warrant liability has no effect on the Company’s cash flows.

The following summarizes the change in the value of the warrant liability:

Balance at December 31, 2013	$-
Issuance of warrants	-
Change in fair value of warrant liability	13,900,400

Balance at September 30, 2014	$13,900,400

The Company estimates the fair value of the warrants using the Black-Scholes option valuation model utilizing the fair value of underlying common stock. Black-Scholes has inherent limitations for use in the case of a warrant with a price protection provision, since the model is designed to be used when the inputs to the model are static throughout the life of a security. Management concluded, under the Company’s facts and circumstances, that the estimated fair values of the warrants using the Black-Scholes option-pricing model approximates, in all material respects, the values determined using a Monte Carlo valuation model. The estimates in the Black-Scholes option-pricing model and the Monte Carlo valuation model are based, in part, on assumptions, including but not limited to stock price volatility, the expected life of the warrants, the risk free rate and the fair value of the equity stock underlying the warrants.

The following is the weighted average of the assumptions used in calculating the fair value of the Class A and Class B warrants as of September 30, 2014 using the Black-Scholes method:

Fair Market Value	$4.94
Exercise Price	$0.20 - $4.92
Risk Free Rate	2.20%
Dividend Yield	0.00%
Expected Volatility	50.27%
Contractual Term	6.75 years

In September 2014, certain warrants previously issued were amended to eliminate a clause that would cancel the warrant upon the completion of an initial public offering. The Company recorded an expense for the incremental fair value based on the difference between the fair value of the modified award and the fair value of the original award immediately before it was modified. The Company uses the Black-Scholes option valuation model to calculate the fair value of stock-based payments at the date of grant. Warrant pricing models require the input of highly subjective assumptions, including the expected price volatility. For warrants granted, the Company used a variety of comparable and peer companies to determine the expected volatility. The Company believes that the use of peer company data fairly represents the expected volatility it would experience if the Company were actively publicly traded in the life sciences industry over the contractual term of the warrants. Changes in these assumptions can materially affect the fair value estimate. The Company determined the incremental fair value of the warrants to be $25,061 which was expensed in the period as the warrants were fully vested.

The following is the weighted average of the assumptions used in calculating the fair value of the warrants modified in September 2014 using the Black-Scholes method:

Fair Market Value	$4.94
Exercise Price	$10.00
Risk Free Rate	0.61%
Dividend Yield	0.00%
Expected Volatility	37.23%
Contractual Term	1.97 years

The following table summarizes the common stock warrant activity during the nine months ended September 30, 2014:

	Common Stock Warrants	Weighted Average Exercise Price	Weighted Average Remainder Contractual Term in Years
As of September 30, 2014:
Warrants Outstanding as of January 1, 2014	274,420	$7.08	4.2
Granted	3,904,362	$2.69	6.7
Exercised	-	-	-
Expired	-	-	-

Warrants outstanding as of September 30, 2014	4,178,782	$2.98	6.2

The following table summarizes the preferred A stock warrant activity during the nine months ended September 30, 2014:

	Preferred Stock A Warrants	Weighted Average Exercise Price	Weighted Average Remainder Contractual Term in Years
As of September 30, 2014:
Warrants Outstanding as of January 1, 2014	2,231,727	$0.16	3.1
Granted	-	-	-
Exercised	-	-	-
Expired	-	-	-

Warrants outstanding as of September 30, 2014	2,231,727	$0.16	3.1

The following table summarizes the preferred D stock warrant activity during the nine months ended September 30, 2014:

	Preferred Stock D Warrants	Weighted Average Exercise Price	Weighted Average Remainder Contractual Term in Years
As of September 30, 2014:
Warrants Outstanding as of January 1, 2014	-	-	-
Granted	7,200,000	$0.025	6.8
Exercised	-	-	-
Expired	-	-	-

Warrants outstanding as of September 30, 2014	7,200,000	$0.025	6.8

NOTE 9    WARRANTS

As of December 31, 2013 and 2012, there were 274,420 and 174,420 warrants to purchase shares of common stock outstanding and fully vested, respectively. As of December 31, 2013 and 2012 there were 2,231,727 warrants to purchase shares of Series A preferred stock. During the year ended December 31, 2013 warrants totaling 100,000 for shares of common stock were granted. There were no warrants granted during the year ended December 31, 2012.

The 100,000 warrants were granted on November 14, 2013 and were issued as compensation to two related parties in conjunction with providing their personal guarantee of the leaseback agreement on our analyzers (see NOTE 6 LEASE COMMITMENTS and NOTE 11 RELATED PARTY TRANSACTIONS). The warrants have an exercise price of $2.00 and expire seven years from the date of grant. These transactions are accounted for by the Company under the provisions of FASB ASC 505 which require the Company to record an expense associated with the fair value of stock-based payments. The Company uses the Black-Scholes option valuation model to calculate the fair value of stock-based payments at the date of grant. Warrant pricing models require the input of highly subjective assumptions, including the expected price volatility. For warrants granted, the Company used a variety of comparable and peer companies to determine the expected volatility. The Company believes that the use of peer company data fairly represents the expected volatility it would experience if the Company were actively publicly traded in the life sciences industry over the contractual term of the warrants. Changes in these assumptions can materially affect the fair value estimate. The Company determined that the value of the 100,000 common stock warrants granted was nominal due to the fair value of the Company’s common stock as of the grant date being nominal as a result of the priority provisions of the preferred stock.

The following table summarizes the common stock warrant activity during the years ended December 31, 2013 and 2012:

	Common Stock Warrants	Weighted Average Exercise Price	Weighted Average Remainder Contractual Term in Years
As of December 31, 2012:
Warrants Outstanding as of January 1, 2012	174,420	$10.00	4.8
Granted	-	-	-
Exercised	-	-	-
Expired	-	-	-

Warrants outstanding as of December 31, 2012	174,420	$10.00	3.8

As of December 31, 2013:
Warrants Outstanding as of January 1, 2013	174,420	$10.00	3.8
Granted	100,000	$2.00	7.0
Exercised	-	-	-
Expired	-	-	-

Warrants outstanding as of December 31, 2013	274,420	$8.00	4.2

The following table summarizes the preferred stock warrant activity during the years ended December 31, 2013 and 2012:

	Preferred Stock Warrants	Weighted Average Exercise Price	Weighted Average Remainder Contractual Term in Years
As of December 31, 2012:
Warrants Outstanding as of January 1, 2012	2,231,727	$0.16	5.1
Granted	-	-	-
Exercised	-	-	-
Expired	-	-	-

Warrants outstanding as of December 31, 2012	2,231,727	$0.16	4.1

As of December 31, 2013:
Warrants Outstanding as of January 1, 2013	2,231,727	$0.16	4.1
Granted	-	-	-
Exercised	-	-	-
Expired	-	-	-

Warrants outstanding as of December 31, 2013	2,231,727	$0.16	3.1